UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEET ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,184,430	$ 163,340	¥ 1,454,645
Short-term investments	3,574	493	3,559
Prepayments and other current assets	59,402	8,192	37,551
Total current assets	1,247,406	172,025	1,495,755
Property, equipment and software	106,698	14,714	123,126
Operating lease right-of-use assets	12,896	1,778	21,546
Other non-current assets	10,886	1,501	15,849
TOTAL ASSETS	1,377,886	190,018	1,656,276
Current liabilities:
Accruals and other current liabilities (including accruals and other current liabilities of the consolidated VIEs without recourse to the Company of RMB41,425 and RMB24,654 as of December 31, 2022 and June 30, 2023, respectively)	75,580	10,422	85,991
Short-term borrowings (including short-term borrowings of the consolidated VIEs without recourse to the Company of RMB104,600 and RMB90,000 as of December 31, 2022 and June 30, 2023, respectively)	90,000	12,412	104,600
Operating lease liabilities, current (including operating lease liabilities, current of the consolidated VIEs without recourse to the Company of RMB4,998 and RMB3,259 as of December 31, 2022 and June 30, 2023, respectively)	12,472	1,720	17,545
Amounts due to a related party	2,760	381	4,662
Current portion of long-term borrowings (including current portion of long-term borrowings of the consolidated VIEs without recourse to the Company of RMB 7,844 and RMB13,004 as of December 31, 2022 and June 30, 2023, respectively)	13,004	1,793	7,844
Total current liabilities	193,816	26,728	220,642
Operating lease liabilities, non-current (including operating lease liabilities, non-current of the consolidated VIEs without recourse to the Company of RMB4,436 and RMB2,542 as of December 31, 2022 and June 30, 2023, respectively)	2,542	351	6,485
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to the Company of RMB46,505 and RMB39,958 as of December 31, 2022 and June 30, 2023, respectively)	39,958	5,510	46,505
Other non-current liabilities	4,851	669	6,879
TOTAL LIABILITIES	241,167	33,258	280,511
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 500,000,000 shares authorized; 338,498,819 and 340,655,139 shares issued and outstanding as of December 31, 2022 and June 30, 2023 respectively;	225	31	223
Additional paid-in capital	2,942,348	405,768	2,927,295
Accumulated other comprehensive income	118,089	16,285	73,528
Accumulated deficit	(1,923,943)	(265,324)	(1,625,281)
Total shareholders' equity	1,136,719	156,760	1,375,765
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 1,377,886	$ 190,018	¥ 1,656,276